SIGNIFICANT ACCOUNTING POLICIES - Remaining performance obligations (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
SIGNIFICANT ACCOUNTING POLICIES
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Remaining performance obligations	$ 36,634
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Products
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	72
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Service
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	$ 36,562
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
SIGNIFICANT ACCOUNTING POLICIES
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Remaining performance obligations	$ 8,723
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Products
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	12
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Service
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	$ 8,711
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
SIGNIFICANT ACCOUNTING POLICIES
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Remaining performance obligations	$ 7,229
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Products
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Service
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	$ 7,228